Subsequent Events (Details Narrative) - USD ($)				2 Months Ended		6 Months Ended		12 Months Ended
	Jul. 29, 2022	Jan. 20, 2022	Jan. 20, 2022	Aug. 31, 2022	Feb. 28, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Proceeds from issuance of common stock						$ 195,000	$ 4,794,000	$ 5,245,000	$ 2,513,000
Warrants exercise price								$ 6.90
Stock issued during period shares issued for services						122,500
Stock issued during period value issued for services						$ 968,000	$ 1,652,000	$ 1,744,000	$ 115,000
Proceed from exercise of warrants								$ 3,591,235
Consultants [Member]
Subsequent Event [Line Items]
Shares issued price per share								$ 2.05	$ 2.00
Stock issued during period shares issued for services							826,000	851,488	57,500
Stock issued during period value issued for services						$ 368,000	$ 1,700,000	$ 1,700,000	$ 115,000
Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock							$ 4,800,000	$ 5,200,000	$ 2,500,000
Shares issued price per share						$ 3.00	$ 2.00	$ 2.00
Class of warrant or right expiration date								Dec. 31, 2022
Warrants exercise price						$ 4.00	$ 3.00	$ 3.00
Proceed from exercise of warrants						$ 1,500,000
Common shares issued in private offerings, shares						65,000	2,372,000	2,597,500	1,269,250
Automobile Loan [Member]
Subsequent Event [Line Items]
Face amount		$ 49,000	$ 49,000
Loan term			71 months
Annual interest, rate		15.54%	15.54%
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares granted					50,000
Exercise price per share					$ 2.00
Expiration period					5 years
Vesting period					12 months
Purchase of warrant				20,000
Warrants exercise price				$ 2.00
Proceed from exercise of warrants				$ 40,000
Common shares issued in private offerings, shares				20,000
Debt instrument maturity date description	60
Debt instrument interest rate stated percentage	6.00%
Proceeds from contributed capital	$ 280
Subsequent Event [Member] | Consultants Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period value issued for services				$ 330,000
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Stock issued during period shares issued for services				110,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock				$ 1,200,000
Stock issued during period shares new issues				396,668
Shares issued price per share				$ 3.00
Purchase of warrant				198,334
Class of warrant or right expiration date				Dec. 31, 2023
Warrants exercise price				$ 4.00
Subsequent Event [Member] | Automobile Loan [Member]
Subsequent Event [Line Items]
Face amount		$ 49,000	$ 49,000
Loan term		71 months
Annual interest, rate		15.54%	15.54%
Principal and interest, payments		$ 1,066